SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Dec. 09, 2022	Jan. 31, 2023
Officer [Member]
Subsequent Event [Line Items]
Principal amount	$ 25,000
Maturity Date	Mar. 09, 2023
Interest rate	14.00%
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Principal amount		$ 26,000
Maturity Date		Apr. 10, 2023
Interest rate		14.00%
Subsequent Event [Member] | President [Member]
Subsequent Event [Line Items]
Repayment of related party debt		$ 14,000